Annual Fund Operating Expenses	Sep. 29, 2026
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[2]
Acquired Fund Fees and Expenses	0.68%	[3]
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[5]
Acquired Fund Fees and Expenses	0.83%	[6]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.19%)	[7]
Net Expenses (as a percentage of Assets)	0.84%
GMO Emerging Markets Fund | GMO Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Emerging Markets Fund | GMO Emerging Markets Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[9]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.22%)	[8]
Net Expenses (as a percentage of Assets)	1.03%
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%	[11]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.40%)	[10]
Net Expenses (as a percentage of Assets)	0.86%
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[13]
Acquired Fund Fees and Expenses	0.53%	[14]
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.23%)	[15]
Net Expenses (as a percentage of Assets)	0.54%
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[17]
Acquired Fund Fees and Expenses	0.57%	[18]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.18%)	[19]
Net Expenses (as a percentage of Assets)	0.58%
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[21]
Acquired Fund Fees and Expenses	0.62%	[22]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.21%)	[23]
Net Expenses (as a percentage of Assets)	0.63%
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[24]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[25]
Acquired Fund Fees and Expenses	0.69%	[26]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.18%)	[27]
Net Expenses (as a percentage of Assets)	0.70%
GMO International Equity Fund | GMO International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO International Equity Fund | GMO International Equity Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[29]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.15%)	[28]
Net Expenses (as a percentage of Assets)	0.75%
GMO Quality Fund | GMO Quality Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Quality Fund | GMO Quality Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[30]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[31]
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.16%)	[30]
Net Expenses (as a percentage of Assets)	0.51%
GMO U.S. Equity Fund | GMO U.S. Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO U.S. Equity Fund | GMO U.S. Equity Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[32]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[33]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.21%)	[32]
Net Expenses (as a percentage of Assets)	0.49%
GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%	[35]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.34%)	[34]
Net Expenses (as a percentage of Assets)	0.59%
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[36]
Distribution and Service (12b-1) Fees	0.00%
Dividend and interest expense on short sales	0.08%
All other expense	0.19%
Other Expenses (as a percentage of Assets):	0.27%	[37]
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.00%	[36]
Net Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO High Yield Fund | GMO High Yield Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[38]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[39]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.44%)	[38]
Net Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[41]
Acquired Fund Fees and Expenses	0.37%	[42]
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.54%)	[40]
Net Expenses (as a percentage of Assets)	0.61%
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[44]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.17%)	[43]
Net Expenses (as a percentage of Assets)	0.58%
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[45]
Distribution and Service (12b-1) Fees	0.00%
Dividend and interest expense on short sales	1.91%	[46]
All other expense	0.31%
Other Expenses (as a percentage of Assets):	2.22%	[47]
Expenses (as a percentage of Assets)	3.17%
Fee Waiver or Reimbursement	(0.27%)	[45]
Net Expenses (as a percentage of Assets)	2.90%
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[48]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[49]
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.19%)	[48]
Net Expenses (as a percentage of Assets)	0.09%

[1]	Includes both management fee of 0.65% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. This reimbursement will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO also has contractually agreed to waive or reduce, through at least September 30, 2027, the Fund’s management and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”).
[2]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[3]	Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund. Consists of approximately 0.16% in underlying fund fees and expenses, 0.13% in interest expense and borrowing costs for investments sold short incurred by underlying funds, 0.37% in dividend expenses on short sales incurred by underlying funds and 0.02% in purchase premiums and redemption fees paid to underlying funds.
[4]	Includes both management fee and class-specific service and supplemental support fee, if any.
[5]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[6]	Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund. Consists of approximately 0.55% in underlying fund fees and expenses, 0.06% in interest expenses and borrowing costs for investments sold short incurred by underlying funds, 0.20% in dividend expenses on short sales incurred by underlying funds, and 0.02% in purchase premiums and redemption fees paid to underlying funds.
[7]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. This reimbursement will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[8]	Includes both management fee of 0.65% and class-specific service and supplemental support fee of 0.22% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. In addition, GMO has contractually agreed to waive the service and supplemental support fees charged to each class of shares of the Fund to the extent necessary to prevent the service and supplemental support fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for ETF Class shares. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[9]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[10]	Includes both management fee of 0.55% and class-specific service and supplemental support fee of 0.22% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.85% of the average daily net assets for ETF Class shares (the “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to the Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Cap set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[11]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[12]	Includes both management fee and class-specific service and supplemental support fee, if any.
[13]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[14]	Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[15]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. This reimbursement will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[16]	Includes both management fee and class-specific service and supplemental support fee, if any.
[17]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[18]	Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[19]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. This reimbursement will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[20]	Includes both management fee and class-specific service and supplemental support fee, if any.
[21]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[22]	Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[23]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. This reimbursement will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[24]	Includes both management fee and class-specific service and supplemental support fee, if any.
[25]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[26]	Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[27]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. This reimbursement will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[28]	Includes both management fee of 0.50% and class-specific service and supplemental support fee of 0.22% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. If the Fund has outstanding ETF Class shares, the reimbursement will be implemented at the share class level. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[29]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[30]	Includes both management fee of 0.33% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.50% of the average daily net assets for ETF Class shares (the “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[31]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[32]	Includes both management fee of 0.31% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. If the Fund has outstanding ETF Class shares, the reimbursement will be implemented at the share class level. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[33]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[34]	Includes both management fee of 0.31% and class-specific service and supplemental support fee and 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. If the Fund has outstanding ETF Class shares, the reimbursement will be implemented at the share class level. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. GMO is permitted to recover from the Fund, on a class-by-class basis, “Specified Operating Expenses” it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or any lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[35]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[36]	Includes both management fee of 0.35% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. This waiver will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[37]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class III shares of the Fund. The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any.
[38]	Includes both management fee of 0.35% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% of the average daily net assets for ETF Class shares (the “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to the Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Cap set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[39]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[40]	Includes both management fee of 0.35% and class-specific service and supplemental support fee of 0.20% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.57% of the average daily net assets for ETF Class shares (the “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to the Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Cap set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[41]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[42]	Because ETF Class shares of the Fund are new, “Acquired fund fees and expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund. Consists of approximately 036% in underlying fund fees and expenses and less than 0.01% in interest expense and borrowing costs for reverse repurchase agreements and/or margin on cleared swap contracts incurred by underlying funds.
[43]	Includes both management fee of 0.40% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. If the Fund has outstanding ETF Class shares, the reimbursement will be implemented at the share class level. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[44]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[45]	Includes both management fee of 0.73% and class-specific service and supplemental support fee of 0.22% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.99% of the average daily net assets for ETF Class shares (the “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to the Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Cap set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[46]	“Dividend and interest expense on short sales” reflects interest expense and dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to GMO. Any interest expense amount or dividends paid on securities sold short will vary based on the extent of Fund’s use of those investments. Because ETF Class shares of the Fund are new, “Dividend and interest expense on short sales” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund. Excluding interest expense and dividends paid on borrowed securities, the total annual fund operating expenses for ETF Class shares of the Fund would be lower by 1.91%.
[47]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
[48]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[49]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.